Accrued Liabilties and Other Payables (Details) - Schedule of Accrued Liabilties and Other Payables - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilties and Other Payables [Abstract]
Accrued expenses		$ 43,633	$ 22,345
Other tax payable			3,180
Withholding tax payable		7,349	82,240
Compensation payable (Note 1)	[1]	144,015	117,935
Other payables		46,616	64,077
Accrued Liabilties and Other Payables		$ 241,613	$ 289,777

[1]	Compensation payable represented a claim relating to an employee of First Fertility PGS Center Limited (“FFC”). On April 23, 2023, the compensation agreement is finalized with the employee and the compensation is payable in 12 instalments within one year from 2023.